OMB APPROVAL
                                                        ------------
                                             OMB NUMBER:               3235-0006
                                             Expires:           October 31, 2003
                                             Estimated average
                                               burden hours per
                                               response:....................23.5



             THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
               FORM 13F FILED ON FEBRUARY 14, 2003 PURSUANT TO A
                REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                CONFIDENTIAL TREATMENT EXPIRED ON JUNE 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [ X ]; Amendment Number:          3
                                                 ------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher              New York, New York             June 23, 2003
---------------------------         --------------------------     -------------
[Signature]                         [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                            -------
Form 13F Information Table Entry Total:                           2
                                                            -------
Form 13F Information Table Value Total:                     $44,080
                                                            -------
                                                           thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                 FORM 13F INFORMATION TABLE
                                                 SATELLITE ASSET MANAGEMENT
                                             FOR QUARTER ENDED DECEMBER 31, 2002

                   Title                Value     Shrs
                   of                   (x        or prn      SH/   Put/   Investment   Other              Voting Authority
Name of Issuer     Class  CUSIP         $1000)    amt         PRN   Call   Discretion   Managers           ----------------
                                                                                                         Sole       Shared   None
---------------------------------------------------------------------------------------------------------------------------------

CANADA LIFE
FINL CORP          COM    135113108      6,375      250,000   SH           SOLE                          250,000
---------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD INTL
INC                COM    441815107     37,705    1,355,808   SH           SOLE                        1,355,808
---------------------------------------------------------------------------------------------------------------------------------
  REPORT

  SUMMARY:  2 DATA RECORDS              44,080         0 OTHER MANAGERS ON WHOSE
                                                       BEHALF REPORT IS FILED